Shareholder Report, Average Annual Return (Details)		12 Months Ended	23 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000215594
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.82%		1.59%	0.54%
C000215598
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.38%		1.29%	0.22%
C000215597
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000215595
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000215596
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000065243
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.41%		2.91%		2.31%
C000069483
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.61%		2.93%		1.94%
C000200461
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000065246
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000065245
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000069484
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000035569
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064165
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026542
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.18%		(1.19%)		0.61%
C000026544
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.29%		(1.18%)		0.24%
C000203300
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026541
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064137
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026566
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.67%		0.68%		1.87%
C000026565
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026567
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.88%		0.70%		1.50%
C000200444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026564
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064141
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000080408
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.22%)		(3.61%)		0.98%
C000195167
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.87%		(3.61%)		0.61%
C000035567
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064164
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026572
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(2.13%)		(8.46%)		(1.21%)
C000026574
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(0.06%)		(8.45%)		(1.57%)
C000026570
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064142
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000073751
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.91%		2.34%		2.61%
C000073752
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.17%		2.34%		2.24%
C000073749
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000073754
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026586
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000085176
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000118565
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.66%		2.68%		2.59%
C000118566
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.92%		2.68%		2.21%
C000200465
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000118561
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000118562
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000241367
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026659
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000217562
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.03%		(0.83%)		0.87%
C000217563
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.55%		(1.11%)		0.34%
C000026658
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000066771
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026656
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000082492
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000099804
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.29%		(0.69%)		0.98%
C000099802
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
Without Sales Load [Member] | C000215594
Average Annual Return [Line Items]
Average Annual Return, Percent		5.16%		2.06%	0.98%
Without Sales Load [Member] | C000215598
Average Annual Return [Line Items]
Average Annual Return, Percent		4.38%		1.29%	0.22%
Without Sales Load [Member] | C000215597
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%		2.36%	1.27%
Without Sales Load [Member] | C000215595
Average Annual Return [Line Items]
Average Annual Return, Percent		5.43%		2.31%	1.23%
Without Sales Load [Member] | C000215596
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%		2.46%	1.38%
Without Sales Load [Member] | C000065243
Average Annual Return [Line Items]
Average Annual Return, Percent		7.41%		3.70%		2.71%
Without Sales Load [Member] | C000069483
Average Annual Return [Line Items]
Average Annual Return, Percent		6.61%		2.93%		1.94%
Without Sales Load [Member] | C000200461
Average Annual Return [Line Items]
Average Annual Return, Percent		7.68%		3.96%		3.00%
Without Sales Load [Member] | C000065246
Average Annual Return [Line Items]
Average Annual Return, Percent		7.84%		4.12%		3.12%
Without Sales Load [Member] | C000065245
Average Annual Return [Line Items]
Average Annual Return, Percent		7.73%		4.01%		3.02%
Without Sales Load [Member] | C000069484
Average Annual Return [Line Items]
Average Annual Return, Percent		7.16%		3.45%		2.47%
Without Sales Load [Member] | C000035569
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.31%)		(12.18%)		(2.12%)
Without Sales Load [Member] | C000064165
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.41%)		(12.27%)		(2.22%)
Without Sales Load [Member] | C000026542
Average Annual Return [Line Items]
Average Annual Return, Percent		5.08%		(0.43%)		0.99%
Without Sales Load [Member] | C000026544
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%		(1.18%)		0.24%
Without Sales Load [Member] | C000203300
Average Annual Return [Line Items]
Average Annual Return, Percent		5.34%		(0.18%)		1.24%
Without Sales Load [Member] | C000026541
Average Annual Return [Line Items]
Average Annual Return, Percent		5.50%		(0.03%)		1.40%
Without Sales Load [Member] | C000064137
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%		(0.13%)		1.30%
Without Sales Load [Member] | C000026566
Average Annual Return [Line Items]
Average Annual Return, Percent		5.67%		1.46%		2.26%
Without Sales Load [Member] | C000026565
Average Annual Return [Line Items]
Average Annual Return, Percent		5.83%		1.61%		2.41%
Without Sales Load [Member] | C000026567
Average Annual Return [Line Items]
Average Annual Return, Percent		4.88%		0.70%		1.50%
Without Sales Load [Member] | C000200444
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%		1.71%		2.52%
Without Sales Load [Member] | C000026564
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%		1.86%		2.67%
Without Sales Load [Member] | C000064141
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%		1.76%		2.57%
Without Sales Load [Member] | C000080408
Average Annual Return [Line Items]
Average Annual Return, Percent		3.64%		(2.88%)		1.37%
Without Sales Load [Member] | C000195167
Average Annual Return [Line Items]
Average Annual Return, Percent		2.87%		(3.61%)		0.61%
Without Sales Load [Member] | C000035567
Average Annual Return [Line Items]
Average Annual Return, Percent		4.06%		(2.49%)		1.77%
Without Sales Load [Member] | C000064164
Average Annual Return [Line Items]
Average Annual Return, Percent		3.96%		(2.59%)		1.67%
Without Sales Load [Member] | C000026572
Average Annual Return [Line Items]
Average Annual Return, Percent		1.68%		(7.76%)		(0.83%)
Without Sales Load [Member] | C000026574
Average Annual Return [Line Items]
Average Annual Return, Percent		0.92%		(8.45%)		(1.57%)
Without Sales Load [Member] | C000026570
Average Annual Return [Line Items]
Average Annual Return, Percent		2.04%		(7.44%)		(0.49%)
Without Sales Load [Member] | C000064142
Average Annual Return [Line Items]
Average Annual Return, Percent		1.93%		(7.53%)		(0.58%)
Without Sales Load [Member] | C000073751
Average Annual Return [Line Items]
Average Annual Return, Percent		6.96%		3.12%		3.01%
Without Sales Load [Member] | C000073752
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%		2.34%		2.24%
Without Sales Load [Member] | C000073749
Average Annual Return [Line Items]
Average Annual Return, Percent		7.39%		3.53%		3.42%
Without Sales Load [Member] | C000073754
Average Annual Return [Line Items]
Average Annual Return, Percent		7.29%		3.43%		3.31%
Without Sales Load [Member] | C000026586
Average Annual Return [Line Items]
Average Annual Return, Percent		6.56%		1.53%		2.11%
Without Sales Load [Member] | C000085176
Average Annual Return [Line Items]
Average Annual Return, Percent		6.45%		1.43%		2.01%
Without Sales Load [Member] | C000118565
Average Annual Return [Line Items]
Average Annual Return, Percent		6.71%		3.46%		2.98%
Without Sales Load [Member] | C000118566
Average Annual Return [Line Items]
Average Annual Return, Percent		5.91%		2.68%		2.21%
Without Sales Load [Member] | C000200465
Average Annual Return [Line Items]
Average Annual Return, Percent		6.98%		3.72%		3.23%
Without Sales Load [Member] | C000118561
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%		3.87%		3.39%
Without Sales Load [Member] | C000118562
Average Annual Return [Line Items]
Average Annual Return, Percent		7.03%		3.77%		3.28%
Without Sales Load [Member] | C000241367
Average Annual Return [Line Items]
Average Annual Return, Percent		5.14%	3.59%
Without Sales Load [Member] | C000026659
Average Annual Return [Line Items]
Average Annual Return, Percent		5.49%		(0.22%)		1.25%
Without Sales Load [Member] | C000217562
Average Annual Return [Line Items]
Average Annual Return, Percent		5.33%		(0.37%)		1.10%
Without Sales Load [Member] | C000217563
Average Annual Return [Line Items]
Average Annual Return, Percent		4.55%		(1.11%)		0.34%
Without Sales Load [Member] | C000203306
Average Annual Return [Line Items]
Average Annual Return, Percent		5.60%		(0.12%)		1.35%
Without Sales Load [Member] | C000026658
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%		0.03%		1.50%
Without Sales Load [Member] | C000066771
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%		(0.07%)		1.40%
Without Sales Load [Member] | C000026656
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%		0.13%		1.82%
Without Sales Load [Member] | C000082492
Average Annual Return [Line Items]
Average Annual Return, Percent		5.97%		0.03%		1.71%
Without Sales Load [Member] | C000099804
Average Annual Return [Line Items]
Average Annual Return, Percent		5.28%		0.07%		1.37%
Without Sales Load [Member] | C000099802
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%		0.42%		1.72%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%	0.67%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%	0.67%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%	0.67%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%	0.67%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%	0.67%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%		1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%		1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%		1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%		1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%		1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%		0.42%		1.94%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	3.62%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%		(0.40%)		1.46%
PIMCO INDEX: Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return, Percent		3.67%		(0.23%)	(0.39%)
PIMCO INDEX: Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return, Percent		3.67%		(0.23%)	(0.39%)
PIMCO INDEX: Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return, Percent		3.67%		(0.23%)	(0.39%)
PIMCO INDEX: Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return, Percent		3.67%		(0.23%)	(0.39%)
PIMCO INDEX: Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green Bond Index, USD Hedged
Average Annual Return, Percent		3.67%		(0.23%)	(0.39%)
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: FTSE STRIPS Index, 20+ Year Sub-Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE STRIPS Index, 20+ Year Sub-Index
Average Annual Return, Percent		(3.43%)		(12.92%)		(2.33%)
PIMCO INDEX: FTSE STRIPS Index, 20+ Year Sub-Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE STRIPS Index, 20+ Year Sub-Index
Average Annual Return, Percent		(3.43%)		(12.92%)		(2.33%)
PIMCO INDEX: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Index
Average Annual Return, Percent		5.18%		(0.59%)		1.08%
PIMCO INDEX: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Index
Average Annual Return, Percent		5.18%		(0.59%)		1.08%
PIMCO INDEX: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Index
Average Annual Return, Percent		5.18%		(0.59%)		1.08%
PIMCO INDEX: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Index
Average Annual Return, Percent		5.18%		(0.59%)		1.08%
PIMCO INDEX: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Index
Average Annual Return, Percent		5.18%		(0.59%)		1.08%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.87%		1.35%		2.31%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.87%		1.35%		2.31%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.87%		1.35%		2.31%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.87%		1.35%		2.31%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.87%		1.35%		2.31%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.87%		1.35%		2.31%
PIMCO INDEX: Bloomberg Long-Term Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Government/Credit Index
Average Annual Return, Percent		1.72%		(3.74%)		1.01%
PIMCO INDEX: Bloomberg Long-Term Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Government/Credit Index
Average Annual Return, Percent		1.72%		(3.74%)		1.01%
PIMCO INDEX: Bloomberg Long-Term Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Government/Credit Index
Average Annual Return, Percent		1.72%		(3.74%)		1.01%
PIMCO INDEX: Bloomberg Long-Term Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Government/Credit Index
Average Annual Return, Percent		1.72%		(3.74%)		1.01%
PIMCO INDEX: Bloomberg Long-Term Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Treasury Index
Average Annual Return, Percent		1.26%		(7.89%)		(0.57%)
PIMCO INDEX: Bloomberg Long-Term Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Treasury Index
Average Annual Return, Percent		1.26%		(7.89%)		(0.57%)
PIMCO INDEX: Bloomberg Long-Term Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Treasury Index
Average Annual Return, Percent		1.26%		(7.89%)		(0.57%)
PIMCO INDEX: Bloomberg Long-Term Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long-Term Treasury Index
Average Annual Return, Percent		1.26%		(7.89%)		(0.57%)
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		5.61%		1.50%		1.71%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		5.61%		1.50%		1.71%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		5.61%		1.50%		1.71%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		5.61%		1.50%		1.71%
PIMCO INDEX: Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return, Percent		5.65%		0.86%		1.81%
PIMCO INDEX: Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return, Percent		5.65%		0.86%		1.81%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[16]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19],[20]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21],[22]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%		2.66%		0.00%

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[2]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[3]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[4]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[5]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[6]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[7]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[8]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[9]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[10]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[11]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[12]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[13]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[14]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[15]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[16]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[17]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[18]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[19]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[20]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[21]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[22]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.